Consolidated Statements of Operations and Comprehensive Income (loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross premiums written	$ 6,875,925	$ 7,285,320	$ 6,299,929
Net premiums written	6,300,858	6,909,058	5,803,364
Decrease (increase) in unearned premiums	235,968	(383,840)	(289,554)
Net premiums earned	6,536,826	6,525,218	5,513,810
Net investment income	360,668	448,538	415,921
Net realized and unrealized investment gains (losses)	454,319	886,670	(389,632)
Other income	13,491	15,321	50,127
Total revenues	7,365,304	7,875,747	5,590,226
Expenses
Losses and loss expenses	5,334,900	4,923,156	4,193,255
Acquisition costs	1,356,118	1,455,462	1,237,464
Other expenses	355,647	369,969	305,568
Interest expense	39,200	40,150	43,152
Loss on redemption of debt	0	15,175	0
Amortization of intangible assets	9,988	11,434	35,473
Net foreign exchange losses (gains)	51,964	86,760	(119,151)
Total expenses	7,147,817	6,902,106	5,695,761
Income (loss) before taxes and interest in earnings of equity method investments	217,487	973,641	(105,535)
Income tax (benefit) expense	(13,091)	52,536	(8,934)
Interest in earnings of equity method investments	23,611	15,643	10,607
Net income (loss)	254,189	936,748	(85,994)
Preferred dividends	45,990	46,416	46,416
Loss on redemption of preferred shares	2,341	0	0
Net income (loss) attributable to common shareholder	205,858	890,332	(132,410)
Comprehensive income (loss)
Net income (loss)	254,189	936,748	(85,994)
Change in currency translation adjustment	(5,884)	71,796	(74,797)
Change in unfunded pension obligation, net of tax	(14,383)	(6,803)	24,859
Change in fair value of designated cash flow hedges, net of reclassification adjustment	0	(1,877)	1,877
Change in unrealized gains or losses on investments, net of tax	187	(407)	(292)
Other comprehensive (loss) income	(20,080)	62,709	(48,353)
Comprehensive income (loss)	$ 234,109	$ 999,457	$ (134,347)